Weighted-average Assumptions Used to Determine Benefit Obligation (Detail)	Mar. 31, 2014	Mar. 31, 2013
Japanese plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.50%	1.50%
Rate of salary increase	2.20%	2.20%
Foreign plans | Minimum
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.60%	4.50%
Rate of salary increase	2.50%	2.50%
Foreign plans | Maximum
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.80%	4.70%
Rate of salary increase	3.90%	4.10%